Cash, cash equivalents and financial assets - Disclosure of Reconciliation of Changes in Loss Allowance and Explanation of Changes in Gross Carrying Amount for Financial Instruments (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance, current investments	€ 14,845	€ 15,978
Short-term investments, acquisitions	0	0
Short-term investments, disposals	0	0
Short-term investments, variation of fair value through the consolidated statement of income (loss)	99	123
Short-term investments, variation of accrued interest	0	0
Short-term investments, foreign currency effect	1,136	(1,256)
Ending balance, current investments	16,080	14,845
Beginning balance, non-current financial assets	38,934	37,005
Non-current financial assets, acquisitions	0	3,000
Non-current financial assets, disposals	0	0
Non-current financial assets, variation of fair value through the consolidated statement of income (loss)	888	(700)
Non-current financial assets, variation of accrued interest	55	(372)
Non-current financial assets, foreign currency effect	0	0
Ending balance, non-current financial assets	39,878	38,934
Beginning balance, total	53,779	52,983
Total, acquisitions	0	3,000
Total, disposals	0	0
Total, variation of fair value through the consolidated statement of income (loss)	987	(577)
Total, variance of accrued interest	55	(372)
Total, foreign currency effect	1,136	(1,256)
Ending balance, total	€ 55,958	€ 53,779